Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Disclosure of Proved Developed and Undeveloped Reserve (Detail) - Bcf Bcf in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Crude Oil and Condensate Reserves
Proved developed and undeveloped reserves:
Beginning balance	5,894	6,089	6,073
Revisions	271	529	647
Extensions and discoveries	26	16	78
Production	(705)	(744)	(710)
Farm outs & transfer to exploration and production contracts (CEE) & transfer of fields due to NHC bidding process	8	4	1
Ending Balance	5,494	5,894	6,089
Proved developed reserves at December 31,	3,464	3,500	3,698
Proved undeveloped reserves at December 31,	2,031	2,394	2,391
Dry gas reserve
Proved developed and undeveloped reserves:
Beginning balance	8,251	7,080	7,040
Revisions	2,752	2,069	847
Extensions and discoveries	56	12	43
Production	(888)	(917)	(854)
Farm outs & transfer to exploration and production contracts (CEE) & transfer of fields due to NHC bidding process	4	7	4
Ending Balance	10,175	8,251	7,080
Proved developed reserves at December 31,	5,773	4,314	4,368
Proved undeveloped reserves at December 31,	4,400	3,936	2,711